FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets [Abstract]
Cash and due from banks	$ 55,487	$ 62,777
Securities available for sale	208,413	157,444
Liabilities [Abstract]
Deposits with stated maturity	418,928
Subordinated debentures	50,175	50,175
Recorded Book Balance [Member]
Assets [Abstract]
Cash and due from banks	55,487	62,777
Interest bearing deposits	124,295	278,331
Trading securities	110	77
Securities available for sale	208,413	157,444
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	20,828
Net loans and loans held for sale	1,425,643	1,562,525
Accrued interest receivable	5,814	6,243
Derivative financial instruments	1,368	857
Liabilities [Abstract]
Deposits with no stated maturity	1,360,609	1,517,321
Deposits with stated maturity	418,928	568,804
Other borrowings	17,625	33,387
Subordinated debentures	50,175	50,175
Accrued interest payable	7,197	5,106
Derivative financial instruments	1,320	1,883
Fair Value Measurements [Member]
Assets [Abstract]
Cash and due from banks	55,487	62,777
Interest bearing deposits	124,295	278,331
Trading securities	110	77
Securities available for sale	208,413	157,444
Net loans and loans held for sale	1,400,385	1,475,738
Accrued interest receivable	5,814	6,243
Derivative financial instruments	1,368	857
Liabilities [Abstract]
Deposits with no stated maturity	1,360,609	1,517,321
Deposits with stated maturity	420,374	571,552
Other borrowings	21,463	37,907
Subordinated debentures	42,235	16,138
Accrued interest payable	7,197	5,106
Derivative financial instruments	1,320	1,883
Quoted Prices in Active Markets for Identical Assets, (Level 1) [Member]
Assets [Abstract]
Cash and due from banks	55,487
Interest bearing deposits	124,295
Trading securities	110
Securities available for sale	0
Net loans and loans held for sale	0
Accrued interest receivable	102
Derivative financial instruments	0
Liabilities [Abstract]
Deposits with no stated maturity	1,360,609
Deposits with stated maturity	0
Other borrowings	0
Subordinated debentures	7,956
Accrued interest payable	2,942
Derivative financial instruments	0
Significant Other Observable Inputs, (Level 2) [Member]
Assets [Abstract]
Cash and due from banks	0
Interest bearing deposits	0
Trading securities	0
Securities available for sale	208,413
Net loans and loans held for sale	50,779
Accrued interest receivable	934
Derivative financial instruments	1,368
Liabilities [Abstract]
Deposits with no stated maturity	0
Deposits with stated maturity	420,374
Other borrowings	21,463
Subordinated debentures	34,279
Accrued interest payable	4,255
Derivative financial instruments	861
Significant Unobservable Inputs, (Level 3) [Member]
Assets [Abstract]
Cash and due from banks	0
Interest bearing deposits	0
Trading securities	0
Securities available for sale	0
Net loans and loans held for sale	1,349,606
Accrued interest receivable	4,778
Derivative financial instruments	0
Liabilities [Abstract]
Deposits with no stated maturity	0
Deposits with stated maturity	0
Other borrowings	0
Subordinated debentures	0
Accrued interest payable	0
Derivative financial instruments	$ 459